NET INCOME (LOSS) PER SHARE - Basic and diluted net (loss) income per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income (loss) attributable to ordinary shareholders of RYB Education, Inc. for computing basic and diluted net income (loss) per ordinary share	$ (2,434)	$ (1,789)	$ 7,115
Denominator:
Weighted average ordinary shares outstanding used in computing basic net income (loss) per ordinary share	28,074,624	29,213,801	24,735,445
Effect of dilutive securities
Plus incremental weighted average ordinary shares from assumed conversions of options and nonvested shares using the treasury stock method	0	0	1,831,212
Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	28,074,624	29,213,801	26,566,657
Net income (loss) per ordinary share-basic	$ (0.09)	$ (0.06)	$ 0.29
Net income (loss) per ordinary share-diluted	$ (0.09)	$ (0.06)	$ 0.27